Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount	$ 21,659	$ 11,844
Liabilities, carrying amount	21,447	25,407
Level 3 | Accounts Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	6,735	7,256
Liabilities, fair value	6,735	7,256
Level 3 | Indebtedness to Related Parties, Current
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	3,374
Liabilities, fair value	3,374
Level 3 | Bonds, Mortgages and Other Long-Term Debt
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	1,489
Liabilities, fair value	1,489
Level 3 | Indebtedness to Related Parties, Noncurrent
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	7,946	15,617
Liabilities, fair value	7,946	15,617
Receivables | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount	2,219	2,606
Assets, fair value	$ 2,219	$ 2,606